Performance Management	Feb. 17, 2026
GSR DIGITAL ASSET TREASURY COMPANIES ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (888) 999-5958.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Phone [Text]	(888) 999-5958
GSR CRYPTO CORE3 ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (888) 999-5958.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Phone [Text]	(888) 999-5958